Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford Diversified International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVAX
The Hartford Diversified International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVBX
The Hartford Diversified International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVCX
The Hartford Diversified International Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVYX
The Hartford Diversified International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVIX
The Hartford Diversified International Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVRX
The Hartford Diversified International Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVSX
The Hartford Diversified International Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVTX
The Hartford Diversified International Fund (Prospectus Summary) | The Hartford Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD DIVERSIFIED INTERNATIONAL FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, changes are being made with respect to the portfolio management team of The Hartford Diversified International Fund (the “Fund”).  Gregg R. Thomas, CFA, James H. Shakin, CFA and Tara Connolly Stilwell, CFA will each become a portfolio manager for the Fund and Cheryl M. Duckworth, CFA and Theodore B.P. Jayne, CFA will no longer serve as portfolio managers for the Fund.  Therefore, effective June 28, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - MANAGEMENT” in the Prospectus and the heading “MANAGEMENT” in the Summary Prospectus, the chart is deleted and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Kent M. Stahl, CFA	Senior Vice President and Director, Investments and Risk Management	2010
Jean-Marc Berteaux	Senior Vice President and Equity Portfolio Manager	2008
Gregg R. Thomas, CFA	Vice President and Director, Risk Management	2013
James H. Shakin, CFA	Senior Vice President and Portfolio Manager	2010
Tara Connolly Stilwell, CFA	Vice President and Equity Portfolio Manager	2013

Supplement 1 Text	ck0001006415_Supplement1TextBlock

2.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER - Portfolio Managers” in the Prospectus, the eighth sentence of the second paragraph is deleted and replaced with the following:

The portfolio management team currently includes Jean-Marc Berteaux, James H. Shakin, CFA and Tara Connolly Stilwell, CFA.

3.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER - Portfolio Managers” in the Prospectus, the biographical information with respect to Cheryl M. Duckworth and Theodore B.P. Jayne is deleted in its entirety and replaced with the following:

Gregg R. Thomas, CFA, Vice President and Director of Risk Management of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2013.  Mr. Thomas joined Wellington Management in 2001 and has been an investment professional since 2004.

James H. Shakin, CFA, Senior Vice President and Portfolio Manager of Wellington Management, has been involved in securities analysis for the Fund since 2010. Mr. Shakin joined Wellington Management as an investment professional in 1986.

Tara Connolly Stilwell, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2013. Ms. Stilwell joined Wellington Management as an investment professional in 2008.

Supplement Closing	ck0001006415_SupplementClosingTextBlock	THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.